Basis of Presentation and Significant Accounting Policies, Segments (Q2) (Details) - Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segments [Abstract]
Number of operating segments	1	1
Number of reportable segments	1	1